FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Transfers from level 1 to 2 assets	R$ 0	R$ 0
Transfers from level 2 to 1 assets	0	0
Transfers from level 1 to 2 liabilities	0	0
Transfers from level 2 to 1 liabilities	0	0
Transfers in to level 3	0	0
Transfers out of level 3	R$ 0	R$ 0